Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	¥ 86,622,787	¥ 86,971,280
Commercial [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		84,423,185	84,821,880
Commercial [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,832,306	1,815,762
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		367,296	333,638
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	36,972	26,245
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		8,255	11,622
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		9,739	10,833
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		18,978	3,790
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	51,102,178	50,851,811
Commercial [Member] | Domestic [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		49,695,889	49,391,991
Commercial [Member] | Domestic [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,186,044	1,242,075
Commercial [Member] | Domestic [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		220,245	217,745
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	11,372,874	11,147,363
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,997,241	10,819,594
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		317,018	279,801
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		58,615	47,968
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	731,768	717,245
Commercial [Member] | Domestic [Member] | Construction [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		696,491	672,152
Commercial [Member] | Domestic [Member] | Construction [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		28,350	37,236
Commercial [Member] | Domestic [Member] | Construction [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		6,927	7,857
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	12,001,519	11,648,919
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		11,790,467	11,403,613
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		190,972	222,791
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		20,080	22,515
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	2,570,863	2,631,226
Commercial [Member] | Domestic [Member] | Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,390,210	2,436,489
Commercial [Member] | Domestic [Member] | Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		158,851	174,784
Commercial [Member] | Domestic [Member] | Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		21,802	19,953
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	7,497,841	7,638,786
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		7,124,098	7,240,801
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		301,965	329,249
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		71,778	68,736
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	5,160,483	5,208,441
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,146,320	5,199,889
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		13,237	7,654
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		926	898
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,572,133	1,510,366
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,530,887	1,465,652
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		32,366	34,542
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		8,880	10,172
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	8,672,249	8,754,992
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		8,540,144	8,610,464
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		112,813	119,581
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		19,292	24,947
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,522,448	1,594,473
Commercial [Member] | Domestic [Member] | Consumer [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,480,031	1,543,337
Commercial [Member] | Domestic [Member] | Consumer [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		30,472	36,437
Commercial [Member] | Domestic [Member] | Consumer [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		11,945	14,699
Commercial [Member] | Foreign [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	35,483,637	36,093,224
Commercial [Member] | Foreign [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		34,719,041	35,418,267
Commercial [Member] | Foreign [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		636,523	562,854
Commercial [Member] | Foreign [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		128,073	112,103
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	13,318,490	13,728,084
Residential [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		13,256,744	13,661,794
Residential [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		61,746	66,290
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	565,643	578,582
Card [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		504,357	516,983
Card [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		61,286	61,599
MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1],[2]	9,655,468	9,607,563
FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated		365	689
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,590,805	4,752,021
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		15,119	15,540
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,877,863	4,699,698
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		87,648	51,948
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		84,033	88,356
Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	6,911,590	6,010,537
Krungsri [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		6,513,615	5,682,245
Krungsri [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		246,328	199,070
Krungsri [Member] | Substandard or Doubtful or Doubtful of Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		151,647	¥ 129,222
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,117,893
Other [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,086,517
Other [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		¥ 31,376

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUFG Americas Holdings do not include FDIC covered loans which are not individually rated totaling ¥689 million and ¥365 million as of March 31, 2019 and 2020, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.